Fair Value Measurement - Short-term investments (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2019 CNY (¥)	Apr. 28, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2017 CNY (¥)
Fair Value Measurement
Short-term wealth management product			$ 1,652		¥ 71,483	¥ 11,500
Repayments of debt			$ 63,925	¥ 445,030	¥ 683,100
Bank of China in Shenzhen
Fair Value Measurement
Face amount of the debt							¥ 49,000
Repayments of debt	¥ 49,000
Bank of China in Shenzhen | Collateral Pledged
Fair Value Measurement
Maturity term of short term investments		363 days
Short-term wealth management product		¥ 49,883
Minimum
Fair Value Measurement
Maturity term of short term investments					7 days
Maximum
Fair Value Measurement
Maturity term of short term investments			1 month	1 month